INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2016
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

16. INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

Starting from 2015, following the changes in the Company’s organizational structure, the Company’s chief operating decision maker (“CODM”) is the management committee including its CEO, COO and a group of COO’s direct reports. The Company reports its financial performance based on the following reportable segments: Search and Portal, E-commerce, Taxi and Classifieds. The results of the Company’s remaining operating segments, including Media Services, Yandex Data Factory, Discovery Services and Search and Portal in Turkey, that do not meet the quantitative or the qualitative thresholds for disclosure, are combined into the other category defined as Experiments which is shown separately from the reportable segments and reconciling items.

Reportable segments derive revenues from the following services:

•

Search and Portal offers a broad range of services in Russia, Ukraine, Belarus and Kazakhstan, among which are search, location-based, personalized and mobile services, that enable the Company’s users to find relevant and objective information quickly and easily and to communicate and connect over the internet, from both their desktops and mobile devices;

•

E-commerce — the Company’s Yandex.Market e-commerce gateway service gives retailers an additional platform to reach customers seeking specific retailer, product or price information. Product search on Yandex.Market is designed to deliver the most relevant shopping results to the Company’s users;

•	Classifieds derives revenues from online advertising and listing fees;
•

Taxi derives revenue from commissions for providing e-hailing services related to the Company's Yandex.Taxi service. Yandex. Taxi operated in 46 cities across Russia, Georgia, Armenia, Kazakhstan, Belarus and Ukraine, as of December 31, 2016.

The Company accounts for intersegment revenues as if the services were provided to third parties, that is, at the level approximating current market prices.

The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. Each segment’s assets and capital expenditures are not reviewed by the CODM.

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Search and Portal:
Revenues from external customers	46,675	54,073	66,760	1,100.6
Intersegment revenues	1,245	1,832	2,496	41.1
Depreciation and amortization	(4,090)	(6,894)	(8,858)	(146.1)
Adjusted operating income	16,485	15,199	20,020	330.0
E-commerce:
Revenues from external customers	2,889	3,400	4,718	77.8
Intersegment revenues	—	—	—	—
Depreciation and amortization	(38)	(115)	(72)	(1.2)
Adjusted operating income	1,836	1,624	1,363	22.5
Classifieds:
Revenues from external customers	539	894	1,304	21.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(16)	(16)	(20)	(0.3)
Adjusted operating income / (loss)	262	130	(74)	(1.2)
Taxi:
Revenues from external customers	327	984	2,313	38.1
Intersegment revenues	—	—	—	—
Depreciation and amortization	(1)	(27)	(39)	(0.6)
Adjusted operating income / (loss)	217	136	(2,125)	(35.0)
Experiments:
Revenues from external customers	337	441	830	13.7
Intersegment revenues	—	—	—	—
Depreciation and amortization	(339)	(739)	(618)	(10.2)
Adjusted operating loss	(1,990)	(3,409)	(2,182)	(36.0)
Eliminations:
Revenues from external customers	—	—	—	—
Intersegment revenues	(1,245)	(1,832)	(2,496)	(41.1)
Depreciation and amortization	—	—	—	—
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	50,767	59,792	75,925	1,251.7
Intersegment revenues	—	—	—	—
Depreciation and amortization	(4,484)	(7,791)	(9,607)	(158.4)
Adjusted operating income	16,810	13,680	17,002	280.3

The reconciliation between adjusted operating income and net income is as follows:

	2014	2015	2016	2016
	RUB	RUB	RUB	$

Adjusted operating income	16,810	13,680	17,002	280.3
Less: share-based compensation expense	(1,210)	(2,718)	(3,422)	(56.4)
Add: interest income, net	856	1,744	1,655	27.3
Add: other income, net	6,296	2,259	(3,395)	(56.0)
Less: goodwill impairment	—	(576)	—	—
Less: amortization of acquisition-related intangible assets	(242)	(502)	(488)	(8.0)
Less: compensation expense related to contingent consideration	(35)	(291)	(245)	(4.1)
Less: provision for income taxes	(5,455)	(3,917)	(4,324)	(71.3)
Net income	17,020	9,679	6,783	111.8

The Company’s revenues consist of the following:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Advertising revenue(1):
Yandex websites	38,262	43,099	52,888	871.9
Yandex ad network websites	11,885	15,111	19,691	324.6
Total advertising revenue	50,147	58,210	72,579	1,196.5
Other revenues	620	1,582	3,346	55.2
Total revenues	50,767	59,792	75,925	1,251.7
(1)

The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

Revenues by geography are based on the billing address of the customer. The following table sets forth revenues and long‑lived assets other than financial instruments and deferred tax assets by geographic area:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Revenues:
Russia	46,242	54,688	69,619	1,147.8
Rest of the world	4,525	5,104	6,306	104.0
Total revenues	50,767	59,792	75,925	1,251.7
Long-lived assets, net:
Russia	21,115	23,636	24,499	403.8
Finland	6,481	11,115	8,327	137.3
US	1,002	1,109	684	11.3
Rest of the world	1,723	1,071	862	14.2
Total long-lived assets, net	30,321	36,931	34,372	566.6